Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Deferred income tax expense (recovery)	$ 932,283	$ (309,298)